Schedule I - Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

	As of
	December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	14,280,138	1,202,355	169,348
Prepaid expenses and other current assets	426,398	410,826	57,863
Amount due from subsidiaries and VIEs	1,024,111,805	1,047,722,447	147,568,620
Investments in subsidiaries and VIEs	3,717,374,302	4,857,619,732	684,181,430
Total assets	4,756,192,643	5,906,955,360	831,977,261

Liabilities:
Accrued expenses and other current liabilities	2,937,951	604,989	85,212
Dividend payable	—	59,226,084	8,341,819
Total liabilities	2,937,951	59,831,073	8,427,031

Equity:
Common shares	206,793	206,793	29,126
Treasury stock	(124,596,781)	(111,520,291)	(15,707,305)
Additional paid-in capital	3,191,193,773	3,196,942,284	450,279,902
Retained earnings	1,622,852,316	2,692,018,850	379,162,925
Accumulated other comprehensive income	63,598,591	69,476,651	9,785,582
Total equity	4,753,254,692	5,847,124,287	823,550,230
Total liabilities and equity	4,756,192,643	5,906,955,360	831,977,261

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
General and administrative expenses	(9,577,576)	(8,739,084)	(5,899,484)	(830,925)
Interest income	590	1,518	29,662	4,178
Equity in profit of subsidiaries and VIEs	831,870,794	817,582,216	1,190,497,730	167,678,098
Other income, net	3,113,215	3,151,789	2,166,066	305,084
Net income	825,407,023	811,996,439	1,186,793,974	167,156,435
Other comprehensive (loss) income	(14,749,519)	57,289,037	5,878,060	827,907
Comprehensive income	810,657,504	869,285,476	1,192,672,034	167,984,342

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CASH FLOWS

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash used in operating activities	(8,630,238)	(9,559,741)	(5,736,205)	(807,928)
Received from subsidiaries and VIEs	4,545,040	164,707,863	25,363,652	3,572,396
Dividends received from subsidiaries	—	—	49,338,235	6,949,145
Net cash provided by investing activities	4,545,040	164,707,863	74,701,887	10,521,541
Contribution from shareholders	2,959,511	277,342	1,099,619	154,878
Repurchase of common shares	—	(146,740,902)	(24,872,828)	(3,503,265)
Dividend paid	—	—	(58,401,356)	(8,225,659)
Net cash provided by (used in) financing activities	2,959,511	(146,463,560)	(82,174,565)	(11,574,046)
Effect of foreign exchange rate changes	(144,484)	824,099	131,100	18,466
Net increase (decrease) in cash and cash equivalents	(1,270,171)	9,508,661	(13,077,783)	(1,841,967)
Cash and cash equivalents, beginning of year	6,041,648	4,771,477	14,280,138	2,011,315
Cash and cash equivalents, end of year	4,771,477	14,280,138	1,202,355	169,348